Recurring Fair Value Measurements (Details) - Schedule of primary assumptions used for the valuation of the conversion feature within the working capital loans - $ / shares			1 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 23, 2022	Jan. 01, 2022	Aug. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Jul. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	2.34%	1.58%	0.97%	4.06%	1.31%
Term	5 years 4 months 2 days	5 years 4 months 24 days		5 years 4 months 2 days
Expected volatility	2.80%	5.90%	17.00%	9.10%	7.70%
Stock Price (in Dollars per share)	$ 10.02	$ 10.01	$ 9.197	$ 10.14	$ 9.98
Strike price-debt conversion (in Dollars per share)				1		$ 1
Strike price - warrants (in Dollars per share)				$ 11.5		$ 11.5
Term - debt conversion				4 months 2 days		4 months 24 days
Term - warrant conversion				5 years 4 months 2 days		5 years 4 months 24 days
Probability of transaction				80.00%		80.00%
Target [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of transaction				40.00%		40.00%
Target one [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of transaction				60.00%		60.00%
Target Three [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of transaction				30.00%
Target Four [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of transaction				70.00%